Minimum commitments due summarized as follows (Details) (USD $)	Jun. 30, 2014	Dec. 31, 2013
Minimum commitments due summarized as follows
Minimum commitments due 2014		$ 150,000
Minimum commitments due 2015	700,000	700,000
Minimum commitments due 2016	1,000,000	1,000,000
Minimum commitments due 2017	1,000,000	1,000,000
Minimum commitments due 2018	1,000,000	1,000,000
Total Minimum commitments due	$ 3,700,000	$ 3,850,000